As filed with the Securities and Exchange	Registration No. 333-105319
Commission on November 24, 2003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 3	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

SelectHLife Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor's Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Kimberly J. Smith, Chief Counsel
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on November 24, 2003, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated July 23, 2003, is incorporated into Part A of this Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-105319) by reference to Registrant's filings under Rules N-6/A, as filed on July 17, 2003; 497(e), as filed on August 26, 2003 and October 24, 2003; 485(a) as filed on September 8, 2003; and a Delaying Amendment as filed on November 3, 2003, (File No. 333-105319).

ING INVESTOR ELITE
A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company
and its
SelectHLife Variable Account

;November 24, 2003, Supplement to the July 23, 2003, Prospectus ;

;This supplement amends certain information contained in the prospectus dated July 23, 2003 as amended on August 26, 2003, and October 24, 2003. Please read it carefully and keep it with your prospectus for future reference. ;

___________________________________________

;Effective November 24, 2003, the Death Benefit Guarantee riders available under the policy changed. Accordingly, the prospectus is hereby amended as follows: ;

The Death Benefit Guarantees section on page 4 is hereby deleted and replaced with the following:
Death Benefit Guarantees See Death Benefit Guarantees, page 32.

  Until the earlier of your fifth policy anniversary or the end of the basic death benefit guarantee period, your policy will not lapse as long as your policy value minus any surrender charge, loan account value and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

Thereafter, your policy will not lapse as long as your policy value minus the loan account value (the "net policy value") is enough to pay the periodic fees and charges, when due.

  However, the policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value or net policy value, as applicable, is not enough to pay the periodic fees and charges, when due:

  The basic death benefit guarantee is standard on every policy. For issue ages 0-65, this guarantee generally lasts for the lesser of 15 years or to age 70. For issue ages 66 and above, this guarantee generally lasts for the lesser of five years or to age 80, but not less than one year. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee; and

  For issue ages 25-75, the enhanced lifetime death benefit guarantee is an optional benefit that may be available, but only when you apply for the policy. If you select this guarantee, your policy and any term insurance rider coverage is guaranteed not to lapse for the lifetime of the insured person provided:

  Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the enhanced lifetime death benefit guarantee premium payments to the next monthly processing date; and

Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
There is a separate monthly rider charge for this guarantee.
A death benefit guarantee may not be available or the length of a guarantee period may be limited for substandard rated policies or policies with certain selected options or benefits.
  ;Two different death benefit guarantee riders, the Extended Death Benefit Guarantee Rider and the Lifetime Death Benefit Guarantee Rider, were previously available under the policy. See the amendments below to the Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 35 and 36 for the availability of and greater details about these previously available death benefit guarantee riders. ;

127603	Page 1 of 3	November 2003

The Extended Death Benefit Guarantee Rider portion of the Optional Rider Fees and Charges table on page 10 is hereby deleted and replaced with the following:
Rider	When Deducted	Amount Deducted
;Extended Death Benefit Guarantee Rider [a] ;	;On each monthly processing date during the guarantee period. ;	$0.005 per $1,000 of insurance coverage.
;Enhanced Lifetime Death Benefit Guarantee Rider[a,b] ;	;On each monthly processing date during the guarantee period. ;	Minimum Rates - $0.02 per $1,000 of rider benefit.
Maximum Rates - $0.08 per $1,000 of rider benefit.
Rates for a representative insured person - $0.04 per $1,000 of rider benefit. The representative insured person is age 40.

;
[a]

Subject to state approval, policies issued before November 24, 2003, offered different death benefit guarantee riders. See the amendments below to the Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 35 and 36 for the availability of and details about these other death benefit guarantee riders.

[b]

The rates for this rider depend on the insured person's age at issue. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. ;

The Extended Death Benefit Guarantee Rider and Lifetime Death Benefit Guarantee Rider sections on pages 35 and 36 are hereby deleted and replaced with the following:

Extended Death Benefit Guarantee Rider. The extended death benefit guarantee rider provides a guarantee that your policy will not lapse for the lesser of 30 years or to age 70, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of extended death benefit guarantee premium payments to the next monthly processing date.

Consider the following in relation to the extended death benefit guarantee rider:
;This rider is available with new policies until November 24, 2003; ;
If available, this rider may be added only when you apply for the base policy;
;The minimum premium required to keep this rider in effect will be set forth in your policy; ;

The monthly charge for this rider is deducted beginning on the first monthly processing date even though the extended death benefit guarantee period begins at the end of the basic death benefit guarantee period;

The monthly charge for this rider is equal to $0.005 per $1,000 of insurance coverage (see Fees and Charges - Optional Rider Fees and Charges);
This rider may not be available for certain risk classes;
This rider cannot be added to a policy with the term insurance rider, the additional insured rider or the lifetime death benefit guarantee rider; and
Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

;We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated. ;

Lifetime Death Benefit Guarantee Rider. The lifetime death benefit guarantee rider provides a guarantee that your policy will not lapse during your lifetime, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of lifetime death benefit guarantee premium payments to the next monthly processing date. There is no charge for this rider.

127603	Page 2 of 3	November 2003

Consider the following in relation to the lifetime death benefit guarantee rider:

;This rider is available with new policies until the later of November 24, 2003, or the date the enhanced lifetime death benefit guarantee rider described below is approved in your state. You may contact your agent/registered representative for information about the availability of this rider in your state; ;

If available, this rider may be added only when you apply for the base policy;
The lifetime death benefit guarantee period begins at the end of the basic death benefit guarantee period;
;The minimum premium required to keep this rider in effect will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age; ;
This rider cannot be added to a policy with death benefit Option 3 or the extended death benefit guarantee rider or which uses the cash value accumulation test; and
Even if this rider terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

;We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated. ;

Enhanced Lifetime Death Benefit Guarantee Rider. The enhanced lifetime death benefit guarantee rider provides a guarantee that your policy and any term insurance rider coverage will not lapse during your lifetime, provided:

Your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of the enhanced lifetime death benefit guarantee premium payments to the next monthly processing date; and

Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option.
You should consider the following factors when deciding whether to add the enhanced lifetime death benefit guarantee rider to your policy:

;This rider is available on the later of November 24, 2003, or the date this rider is approved in your state. You may contact your agent/registered representative for information about the availability of this rider in your state; ;

If available, you may add this rider only when you apply for the base policy;
The enhanced lifetime death benefit guarantee period begins on the policy date;
;The minimum premium required to keep this rider in effect will be set forth in your policy and be based on monthly rates that vary according to the insured person's gender, risk class and age; ;

There is a monthly charge for this rider. This charge is based on a rate which varies depending on the issue age of the insured person (see Fees and Charges - Optional Rider Fees and Charges). Each month the charge for this rider will be determined by dividing the amount of rider benefit by 1,000 and multiplying the result by the rate set forth in your policy. The rider benefit equals the amount of your basic insurance coverage plus the amount of term insurance rider coverage, if any, minus your policy value;

;Transfers between investment options which are made in response to our notice to you that your policy is not sufficiently diversified will not count as transfers for purposes of any limits or restrictions on transfers which we may impose (see Special Features and Benefits - Transfers); ;

This rider covers only your base policy and term insurance rider, if any. If your policy and any term insurance rider are kept in force because of the guarantee under this rider, coverage under all other riders will terminate;

This rider cannot be added to a policy with death benefit Option 3; and
Even if the enhanced lifetime death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

;We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force or your policy is not sufficiently diversified. This notice will show the amount of premium required to maintain this rider benefit and, if applicable, explain the diversification requirement. If we do not receive the required premium payment or you do not adequately diversify your policy within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated. ;

127603	Page 3 of 3	November 2003
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated July 23, 2003, is incorporated into Part B of this Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-105319) by reference to Registrant's filings under Rules N-6/A, as filed on July 17, 2003, 497(e), as filed on August 26, 2003; and a Delaying Amendment as filed on November 3, 2003, (File No. 333-105319).

PART C
OTHER INFORMATION

Item 27	Exhibits

(a)

Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the SelectHLife Variable Account. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.
(c)	(1)

ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(2)

Amendment to Distribution Services Agreement dated March 7, 2002 between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-105319, as filed on May 16, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement.
(5)

Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(6)	Schedules for Sales Commissions. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(d)	(1)	Specimen Policy. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)
	(2)	Accelerated Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(3)	Children's Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(4)	Additional Insured Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(5)	Cost of Living Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(6)	Waiver of Monthly Deduction Rider (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(7)	Accidental Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(8)	Waiver of Specified Premium Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(9)	Term Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(10)	Extended Death Benefit Guarantee Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(11)	Full Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(12)	Guaranteed Minimum Death Benefit Rider. (Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6, File No. 333-105319, as filed on September 8, 2003.)
(e)	(1)	Revised Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 3 on form N-6, File No. 333-92000, as filed on April 17, 2003).
(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(g)	Not Applicable.
(h)	(1)	(a)	Participation Agreement dated as of March 27, 2000 by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI.
(b)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

Form of Amendment No. 2 to Participation Agreement by and among Reliastar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING American Equities, Inc.

(d)

Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc.

	(2)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Amendment dated as of March 28, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

		(c)	Amendment dated as of October 11, 2000 to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc.
		(d)	Amendment dated as of September 29, 2003 to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company
(e)

Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(3)	(a)

Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

Participation Agreement dated as of March 16, 1988 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

		(b)	Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.
		(c)	Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.
		(d)	Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
		(e)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation.
(f)

Participation Agreement dated as of January 1, 1991 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

		(g)	Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.
		(h)	Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.
		(i)	Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.
		(j)	Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.
		(k)	Service Agreement dated January 1, 1997 by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.
		(l)	Amendment effective as of April 1, 1999 to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.
		(m)	Service Contract dated April 25, 1997 by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.
		(n)	Amendment dated April 1, 1999 to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.
	(5)	(a)

Participation Agreement dated as of May 1, 2002 by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

		(b)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC.
	(6)	(a)

Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(7)	(a)

Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

Amendment dated as of March 26, 2002 to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance Company, as filed on October 24, 2002.)

(d)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(e)

Service Agreement effective as of December 6, 2001 by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

		(f)	Shareholder Servicing Agreement dated as of December 6, 2001 by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios.
(g)

Amendment dated as of March 26, 2002 to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio.

(h)

Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

	(8)	(a)

Participation Agreement dated as of May 1, 2001 between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

Amendment effective as of October 1, 2002 to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

		(c)	Form of Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC.
	(9)	(a)	Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc.
(b)

Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

		(c)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC.
(d)

Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(e)

Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(10)	(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series.
(b)

Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 69431, as filed on April 14, 2000.)

		(c)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation.
(d)

Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

	(11)	(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated.
(b)

Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.

(c)

Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.

(d)

Letter Agreement dated July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(12)	(a)

Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(13)	(a)

Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(14)	(a)

Participation Agreement dated as of January 14, 1994 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amendment No. 3 to Participation Agreement by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

		(d)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp.
(i)	Not Applicable.
(j)	Not Applicable
(k)	Opinion and Consent of Counsel. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Auditors.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-70600), as filed on June 5, 2003 for Separate Account B of Golden American Life Insurance Company.)

Item 28	Directors and Officers of the Depositor
Name and Principal Business Address			Positions and Offices with Depositor
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, President and Chief Executive Officer
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, Senior Vice President and Chief Financial Officer
Allan Baker, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Tax
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Investments
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President
Robert L. Francis, 6140 Stonehedge Mall Road, Suite. 375, Pleasanton, CA 94588			Senior Vice President
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.			Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380			Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President and Treasurer
Carol S. Stern, 1501 M Street, N.W., Suite 430, Washington, DC 20005			Vice President and Chief Compliance Officer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401			Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703			Vice President
Deborah Hancock, 1290 Broadway, Denver, CO 80203			Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401			Secretary
Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 30	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 31	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue, N.W. Minot, ND 58703	Director, Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Assistant Treasurer
Renee E. McKenzie, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2003 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$50,355,543
*	Includes payments to agents/registered representatives, broker/dealers, and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.

Item 32	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327. 20 Washington Avenue South, Minneapolis, MN 55401.

Item 33	Management Services
None.
Item 34	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Select HLife Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to this Registration Statement on Form N-6 (File No. 333-105319) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 24th day of November, 2003.

SELECTHLIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Keith Gubbay*
Keith Gubbay President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Keith Gubbay*	Director and President
Keith Gubbay	(principal executive officer)

Thomas J.McInerney*	Director
Thomas J. McInerney		November
24, 2003
Mark A. Tullis*	Director
Mark A. Tullis

David A. Wheat*	Director and Chief Financial Officer
David A. Wheat	(principal Financial Officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

27-(c)(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement

27-(h)(1)(a)	Participation Agreement dated as of March 27, 2002 by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI

27-(h)(1)(c)

Form of Amendment No. 2 to Participation Agreement by and among Reliastar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING American Equities, Inc.

27-(h)(1)(d)

Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc.

27-(h)(2)(c)	Amendment dated as of October 11, 2000 to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc.

27-(h)(2)(d)	Amendment dated as of September 29, 2003 to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company

27-(h)(4)(b)	Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation

27-(h)(4)(c)	Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation

27-(h)(4)(d)	Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation

27-(h)(4)(e)	Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation

27-(h)(4)(g)	Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation

27-(h)(4)(h)	Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation

27-(h)(4)(i)	Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation

27-(h)(4)(j)	Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation

27-(h)(4)(k)	Service Agreement dated January 1, 1997 by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.

27-(h)(4)(l)	Amendment effective as of April 1, 1999 to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc.

27-(h)(4)(m)	Service Contract dated April 25, 1997 by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.

27-(h)(4)(n)	Amendment dated April 1, 1999 to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.

27-(h)(5)(b)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC

27-(h)(7)(f)	Shareholder Servicing Agreement dated as of December 6, 2001 by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios

27-(h)(7)(g)

Amendment dated as of March 26, 2002 to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio

27-(h)(8)(c)	Form of Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC

27-(h)(9)(a)	Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc.

27-(h)(9)(c)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC.

27-(h)(10)(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series

27-(h)(10)(c)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation

27-(h)(11)(a)	Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated.

27-(h)(11)(b)

Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.

27-(h)(11)(c)

Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.

27-(h)(14)(c)	Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp.

27-(n)	Consent of Independent Auditors